Note 1 - Nature of Business and Going Concern (Details Textual) $ in Thousands	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Number of wholly owned subsidiaries	5
Retained earnings	$ (70,933)	$ (48,356)